Goodwill impairment (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill impairment
Schedule of changes in carrying amount of goodwill

E-Commerce Segment
RMB
Balance at January 1, 2023
Goodwill	349,481
Accumulated impairment loss	(13,155)
336,326
Goodwill acquired during the year	11,350
Impairment losses	(35,212)

Balance at December 31, 2023
Goodwill	360,831
Accumulated impairment loss	(48,367)
312,464
Goodwill acquired during the year	56,869
Impairment losses	(6,934)

Balance at December 31, 2024
Goodwill	417,700
Accumulated impairment loss	(55,301)
362,399